Note 25 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about derivative financial instruments [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
Derivatives hedging borrowings and investments	2,472	10,119
Other Derivatives	8,843	1,330
Contracts with positive fair values	11,315	11,449

Derivatives hedging borrowings and investments	(147)	(2,250)
Other Derivatives	(11,181)	(967)
Contracts with negative fair values	(11,328)	(3,217)
Total	(13)	8,232

Disclosure of detailed information about hedged items [text block]
(all amounts in thousands of U.S. dollars)			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2021	2020	2021	2020
MXN	USD	2022	1,444	9,838	(93)	156
USD	MXN	2022	(838)	(5)	-	-
EUR	USD	2022	(7,670)	543	(7,430)	-
USD	EUR	2023	9,092	(1,969)	8,258	5
JPY	USD	2022	(269)	94	557	(4,958)
USD	BRL	2022	(1,030)	412	-	85
USD	KWD	2021	-	(246)	-	(59)
USD	CAD	2022	(246)	-	-	-
USD	GBP	2022	(55)	(49)	-	-
USD	CNY	2022	(130)	(482)	-	-
BRL	USD	2022	(238)	-	-	-
Others		2022	(73)	96	(33)	-
Total			(13)	8,232	1,259	(4,771)

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-19	Movements 2020	Equity Reserve Dec-20	Movements 2021	Equity Reserve Dec-21
Foreign Exchange	2,591	(7,362)	(4,771)	6,030	1,259
Total Cash flow Hedge	2,591	(7,362)	(4,771)	6,030	1,259